Common Stock, Convertible Preferred Stock and Warrants (Tables)	12 Months Ended
Jan. 02, 2022
Class of Stock [Line Items]
Schedule of Preferred Stock Shares Authorized, Issued and Outstanding, Carrying Price and Liquidation	Details related to Legacy Enovix’s convertible preferred shares, as of December 31, 2020, prior to the Business Combination were as follows:

Series	Authorized	Issued and Outstanding	Carrying Value	Aggregate Liquidation Preference
Series A	705,000	705,000	$226	$235
Series B	66,300	66,300	50	50
Series C	181,844	—	—	—
Series D	58,016,741	47,855,805	84,927	85,100
Series E	4,862,376	4,862,376	4,783	4,862
Series E-2	18,035,000	18,035,000	17,063	18,035
Series F	82,233,867	82,233,867	22,872	23,437
Series P-2	170,612,076	170,612,076	72,135	73,653

Total Legacy Enovix convertible preferred stock	334,713,204	324,370,424	$202,056	$205,372

Public Warrants [Member]
Class of Stock [Line Items]
Schedule of Warrant Activity
Detail
 related to Public Warrant activity for the fiscal year ended January
2
,
2022
, is as follows:

Public Warrants	Number of Warrants	Weighted Average Exercise Price
Balances as of January 1, 2021	—	$—
Assumed through the Business Combination	11,499,991	11.50
Exercised	(7,177,885)	11.50

Balances as of January 2, 2022	4,322,106	$11.50

Convertible Preferred Stock [Member] | Warrant [Member]
Class of Stock [Line Items]
Schedule of Warrant Activity
Detail related to warrant activity for the fiscal year ended December 31, 2020, is as follows:

Convertible Preferred Stock Warrants	Number of Warrants	Weighted Average Exercise Price
Balances as of January 1, 2020	3,342,780	$0.07
Granted	7,000,000	0.01
Exercised	—	—
Cancelled	(181,844)	1.10

Balances as of December 31, 2020	10,160,936	$0.01